Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Note 16. Stockholders’ Equity
Common Stock
The Company is authorized to issue 400,000,000 shares of common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2021 and 2020, there were 247,758,412 and 166,125,000 common stock issued and outstanding, respectively.
On September 16, 2020, Hyzon entered into a purchase agreement (“Purchase Agreement”) with the purchasers named therein (collectively the “Purchasers”) to sell up to 17,720,000 common shares (“Round A Transaction”). The Round A Transaction closed on various dates between October 7, 2020 and November 12, 2020. The Company raised $20.0 million and issued 17,720,000 common shares upon the close of the Round A Transaction.

The Company incurred $1.0 million in costs that were both direct and incremental to the issuance of these common shares, which was recorded as a reduction of the proceeds received in additional paid-in capital.
On July 27, 2020, Hyzon entered into an agreement (the “Option Agreement”) with Ascent to induce Ascent to make an initial purchase of $
3.0
million of Hyzon common stock as part of a subscription in the Round A Transaction by granting Ascent an option to purchase up to
3.9
million shares of Legacy Hyzon common stock at an exercise price of $
1.54
per share. Ascent options were automatically exercised upon the execution of the Business Combination (see Note 3, Business Combination).
Warrants
As of December 31, 2021, there were 11,286,242 Public Warrants and 8,014,500 Private Placement Warrants outstanding, for a total of 19,300,742 warrants outstanding. Each whole warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment as discussed below. Only whole warrants are exercisable. The warrants will expire on the earlier to occur of: (i) the fifth
anniversary of the completion of the Company’s Business Combination, (ii) their redemption or (iii) the liquidation of the Company.
Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption, which the Company refers to as the “30-day redemption period”; and

•
if, and only if, the last reported sale price of the Company’s common stock has been at least $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) on each of 20 trading days within the 30-trading day period ending on the third business day prior to the date on which the notice of redemption is given.

Once the warrants become exercisable, the Company may redeem the outstanding warrants for common stock:

•	in whole and not in part;

•	at a price of $0.10 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption;

•
if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) on the trading day prior to the date on which the notice of redemption is given; and

•
if the last sale price of the Company’s common stock on the trading day prior to the date on which the notice of redemption is given is less than $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants.

The terms of the Private Placement Warrants are identical to the Public Warrants as described above, except that the Private Placement Warrants are not redeemable (except as described above) so long as they are held by the sponsor or its permitted transferees.
The Public Warrants are classified as equity and subsequent remeasurement is not required. The Private Placement Warrants are classified as liabilities and are initially recorded at their fair value, within warrant liability on the Consolidated Balance Sheets, and remeasured at each subsequent reporting date. Changes in the fair value of these instruments are recognized within Change in fair value of warrant liabilities in the Consolidated Statements of Operations and Comprehensive Loss.
The fair value of the Private Placement Warrants on July 16, 2021, in the amount of $19.4 million was recorded as a Warrant liability and a reduction to Additional paid-in capital on the Consolidated
Balance

Sheets.
The change in fair value for the year ended December 31, 2021, in the amount of $4.2 million was recorded as a reduction in Warrant liability on the Consolidated Balance Sheets and a gain from change in fair value of warrant liability on the Consolidated Statements of Operations and
Comprehensive Loss.
Ardour Subscription Agreement
In connection with the execution of the February 8, 2021 Business Combination Agreement, DCRB, ACP Mgmt Corp., Ardour Capital Investment LLC (“Ardour”) and Hyzon entered into a subscription agreement (the “Ardour Subscription Agreement”), pursuant to which ACP Mgmt Corp. agreed, in full satisfaction of Ardour’s right to receive a warrant to purchase shares of Legacy Hyzon Common Stock for its services as a financial advisor to Hyzon, to purchase, and DCRB agreed to sell to ACP Mgmt Corp., such number of warrants exercisable for one share of Class A Common Stock at an exercise price of $2.20
(the “Ardour Warrants”), subject to the terms of the warrant agreement, dated as of July 16, 2021, by and between DCRB and Continental Stock Transfer & Trust Company (the “Ardour Warrant Agreement”), equal to (x)
 184,000 multiplied by (y) the Exchange Ratio. On the close date of the Business Combination, a total of 326,048
Ardour Warrants were issued to Ardour. Such warrants are governed by and exercisable subject to the terms and conditions of the Ardour Warrant Agreement. The Ardour Warrants are equity classified and accounted for under ASC 718, as they relate to advisory services provided to the Company.
As of December 31, 2021, there were 293,087 Ardour Warrants outstanding. Each whole warrant entitles the registered holder to purchase one share of common stock at a price of $2.20 per share, subject to adjustment per the Ardour Warrant Agreement. Only whole warrants are exercisable. The warrants will expire on the earlier to occur of: (i) the fifth anniversary of the completion of the Business Combination, (ii) the liquidation of the Company or (iii) their redemption.
Equity Repurchase Program
On November 17, 2021, the Company’s board of directors authorized the repurchase of up to $5.0 million of its outstanding common stock and/or Public Warrants
. The timing and amount of any share repurchases under the Company’s share repurchase authorization will be determined by management based on market conditions and other considerations; such repurchases may be executed in the open market. As of December 31, 2021, the Company repurchased 256,977 public warrants for $0.5 million.
Hongyun Warrants
On November 23, 2021, Hyzon Motors Inc. entered into a warrant agreement to issue warrants (the “Hongyun Warrants”) to Hydro Fortune Logistics (Hong Kong) Co., Limited, a subsidiary of
Shanghai

Qingli Hongyun
Motors Co. (“Shanghai Hongyun”), to purchase up to two million shares of Class A Common Stock, $0.0001 par value per share, of Hyzon at an exercise price of $7.75 per share. The warrants become vested and exercisable as Shanghai Hongyun makes payment on the purchase price for such vehicles
, and are classified within equity.
The vested and exercisable Hongyun Warrants will expire on December 31, 2028. As of December 31, 2021, the Company issued 31,000 warrants
for 2021 vehicle deliveries and approximately 8,300 are vested. The provision of $0.2 million for the Hongyun Warrants is recorded as a reduction of revenue as they represent consideration payable to a customer, in accordance with ASC 606.